Financial investments - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Debt securities held	S/ 21,662,651,000	S/ 20,724,892,000
(Loss) recovery due to impairment of financial investments	263,761,000	47,521,000	S/ 7,500,000
Investments at amortized cost	70,078,996,000	67,579,297,000
Investments estimated fair value	4,026,559,000	3,775,935,000
Investments measured at fair value through profit or loss held for trading	163,645,000	152,755,000
Investments mandatorily measured at fair value through profit or loss	1,802,346,000	1,623,812,000
Net gain from financial assets at fair value through profit or loss	303,906,000	95,783,000	53,134,000
Dividend From Entities	56,258,000	37,312,000	33,941,000
Gain(Loss) on sale of shares at fair value through other comprehensive income	1,769,000	53,737,000	33,433,000
Term Deposit [Member]
Disclosure of financial assets [line items]
Investments estimated fair value	140,840,000	98,658,000
Term Deposit Issued Value	140,840,000	98,658,000
Accured Interest On Term Deposit	S/ 7,774,000	S/ 12,143,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date	August 2026	August 2026
Investments effective interest rate	4.36%	4.36%
Bottom of range [member] | Term Deposit [Member]
Disclosure of financial assets [line items]
Investments maturity date	January 2026	January 2025
Investments effective interest rate	3.00%	3.10%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date	August 2039	August 2039
Investments effective interest rate	7.76%	7.76%
Top of range [member] | Term Deposit [Member]
Disclosure of financial assets [line items]
Investments maturity date	February 2029	February 2029
Investments effective interest rate	5.00%	8.80%
RPI international holding [member]
Disclosure of financial assets [line items]
Dividends from investments	S/ 20,518,000	S/ 12,084,000	8,838,000
InRetail Peru Corp. [Member]
Disclosure of financial assets [line items]
Debt securities held	28,471,000	40,591,000	80,372,000
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost	3,848,175,000	3,799,540,000
Accured Interest on borrowings	97,662,000	101,143,000
Financial Investments at Amortized Cost [member]
Disclosure of financial assets [line items]
Investments at amortized cost		630,749,000	482,632,000
Financial Investments [Member]
Disclosure of financial assets [line items]
Debt securities held	21,662,651,000	20,724,892,000
Investments at amortized cost	3,989,015,000	3,898,198,000
Gain arising from derecognition of financial assets measured at amortised cost		866,000
Losses arising from derecognition of financial assets measured at amortised cost			490,000
Financial Investments [Member] | Interbank [Member]
Disclosure of financial assets [line items]
Investments at amortized cost		628,675,000	S/ 488,127,000
Loans issued by BCRP [member] | Interbank [Member]
Disclosure of financial assets [line items]
Debt securities held	1,436,030,000	1,861,524,000
Loans Issued By ForeignBank [Member] | Interbank [Member]
Disclosure of financial assets [line items]
Debt securities held	S/ 424,005,000	S/ 435,242,000